Acquisitions	12 Months Ended
Dec. 31, 2023
Acquisitions [Abstract]
Acquisitions
6.

Acquisitions
A.

Westinghouse Electric Company (Westinghouse)
On November 7, 2023, Cameco acquired a 49 % interest in Westinghouse, one of the world’s largest nuclear services businesses, in partnership with Brookfield Asset Management alongside its publicly listed affiliate Brookfield Renewable
Partners (Brookfield) and its institutional partners. Brookfield, with its institutional partners, owns the other 51%. The acquisition represents an investment in additional nuclear fuel cycle assets that the Company expects will augment the core of its business.
To

finance its
49 % share of the purchase price, $ 2,140,305,000

(US), Cameco used a combination of cash, debt and equity.
The Company used $ 1,540,305,000

(US) of cash and $
600,000,000

(US) in term loans (see note 14). In 2022, Cameco had
issued 34,057,250

common shares pursuant to a public offering to help fund the acquisition (see note 17). At December 31,
2023, $ 50,000,000

(US) remained in escrow, to be paid upon finalization of the closing statement.
The purchase price was allocated to the underlying assets and liabilities assumed based on their fair values at the date of acquisition. The values assigned to Cameco’s share of the net assets acquired were as follows:
Net assets acquired (USD)
Cash and cash equivalents $ 254,800
Other current assets 938,413
Property, plant and equipment 787,278
Intangible assets 2,852,780
Goodwill 568,631
Non-current assets 346,891
Current liabilities (1,164,621)
Non-current liabilities (2,443,867)
Total $ 2,140,305
Cash 1,540,305
Term

loans [note 14]
600,000
Total $ 2,140,305
Fair values were determined using a number of different valuation methodologies depending on the characteristics of the assets being valued. Methods included discounted cash flows, relief from royalty and multi-period excess earnings, quoted market prices and the direct cost method.

Intangible assets include customer relationships and contracts, developed technology, the Westinghouse trade name and
product development costs. Goodwill reflects the value assigned to the expected future earnings capabilities of the organization. This is the earnings potential that we anticipate will be realized through new business arrangements.
The valuation of the assets and liabilities assumed was not finalized as of the date of these financial statements. The accounting for the acquisition will be revised when the valuation is complete. Following the completion of the valuation, if new information obtained within one year of the acquisition date about facts and circumstances that existed at the date of acquisition, identifies adjustments to the above amounts, or any additional provisions that existed at the date of acquisition, further revisions will be made.
B.

Additional interest in Cigar Lake Joint Venture (CLJV)
On May 19, 2022, Cameco and Orano Canada Inc. (Orano) completed the acquisition of Idemitsu Canada Resources Ltd.’s
(Idemitsu) 7.875 % participating interest in the CLJV by acquiring their pro rata shares through an asset purchase. Cameco’s ownership stake in the Cigar Lake uranium mine in northern Saskatchewan is now 54.547% (previously 50.025%). The primary reason for the business combination was to increase our ownership interest.
Cash consideration of $ 101,681,000

was paid for the additional
4.522 % interest. While Cameco received the economic benefit of owning the additional interest as of January 1, 2022, the additional interest has been proportionately consolidated with the results of Cameco commencing on May 19, 2022.
CLJV allocates uranium production to each joint operation participant and the joint operation participant derives revenue directly from the sale of such product. Mining and milling expenses incurred by joint operations are included in the cost of inventory. As such, there is no revenue or profit or loss of the acquiree included in the consolidated statements of earnings. If the acquisition had occurred at the beginning of the year, Cameco’s share of production would have included an additional
296,000

pounds. The impact to the financial statements would not have been material.
Acquisition costs of $ 1,495,000

have been included in administration expense in the consolidated statements of earnings for the year ended December 31, 2022.
Included in the identifiable assets and liabilities acquired at the date of acquisition are inputs, production processes and outputs. Therefore, Cameco has determined that together the acquired set is a business. In accordance with the acquisition method of accounting, the purchase price was allocated to the underlying assets and liabilities assumed based on their fair values at the date of acquisition. Fair values were determined based on discounted cash flows and quoted market prices. The values assigned to the net assets acquired were as follows:
Property, plant and equipment $ 97,930
Deferred tax asset 28,196
Inventory 9,909
Working capital (24)
Reclamation provision (2,528)
Sales contracts (9,000)
Net assts acquired $ 124,483
Cash paid 101,681
Bargain purchase gain [note 21] (a) $ 22,802
(a)

The bargain purchase gain resulted from applying the measurement requirements under IFRS 3,
Business Combinations .
This standard requires the measurement of tax attributes that were acquired as part of the transaction be in accordance with
IAS 12, Income Taxes , rather than at fair value. The measured amount of these attributes exceeded the amount paid for them and the resulting gain is included in other income (expense) in the consolidated statement of earnings.